Exhibit 99.3 Schedule 5

Rating Agency ATR QM Data Fields

Loans in Report:	15
Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
6357280	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.375	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
6357281	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	107065	XXXXXX	7.5784	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
6342670	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.64	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
6357283	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	20149.38	XXXXXX	7.6621	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
6357286	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	9940	XXXXXX	7.5571	Unemployed	(No Data)	U.S. Citizen	(No Data)	No	0
6357288	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	18851.5	XXXXXX	8.8453	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
6357289	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	10330	XXXXXX	9.0224	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
6374839	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	2935	XXXXXX	7.5607	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
6357290	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.7501	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
6363214	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	45990	XXXXXX	7.8142	Unemployed	(No Data)	U.S. Citizen	(No Data)	No	0
6357291	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	27462	XXXXXX	9.3067	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
6363215	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	24288.75	XXXXXX	9.4858	Employed	(No Data)	Permanent Resident Alien	(No Data)	No	0
6357292	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.125	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
6322236	ATR/QM: Exempt	No	N/A	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.5	Unemployed	Unemployed	(No Data)	(No Data)	(No Data)	0
6322291	ATR/QM: Exempt	No	Pre-TRID	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.375	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	0

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